Fair Value Measurements (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrealized gains and immaterial losses on Master Trust assets in AOCI, after tax		$ 0.0	$ 0.0	$ 0.4
Proceeds from Sale of Debt Securities, Available-for-sale		0.3
AvailableForSaleSecuritiesGross Realized Gains Losses Sale Proceeds Net of Tax		$ 0.2
AOCI reclassed to Retained Earnings, net of tax	$ 1.1		$ (1.1)
THE DAYTON POWER AND LIGHT COMPANY [Member]
AOCI reclassed to Retained Earnings before tax	$ 1.7